Deferred Revenue and Customer Deposits	6 Months Ended
Jun. 30, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue and Customer Deposits
6 Deferred revenue and customer deposits
Deferred revenue and customer deposits consist of the following:

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
Deferred revenue	71,141	70,166	10,867
Customer deposits	38,041	36,099	5,591

Total deferred revenue and customer deposits - current	109,182	106,265	16,458

Deferred revenue - non-current	6,049	5,233	810